Ultracargo - Fire Accident in Santos (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of remaining balance of trade payables customers and third parties indemnification

The remaining balance of customers and third parties’ indemnification is shown below:

Balance on December 31, 2016	99,863
Additions	13,096
Write-offs	(2,434)
Payments	(38,309)

Balance on December 31, 2017	72,216
Additions	21,757
Write-offs	(25,986)
Payments	(64,486)

Balance on December 31, 2018	3,501